UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2007.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		3/31/07

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  95549 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                            Title of           Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer              Class   Cusip      (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------- --------------------    ----    ------  ----    ------------------------

AT&T Corporation            COM     00206R102       654   16578SH              Sole               16578
Abbott Laboratories         COM     002824100      2357   42239SH              Sole               42239
Adobe Systems               COM     00724F101      2814   67480SH              Sole               67480
Altria Group Inc            COM     02209S103       319    4841SH              Sole                4841
American Express            COM     025816109      2538   45005SH              Sole               45005
Apple Computer              COM     037833100      3085   33200SH              Sole               33200
aQuantive Inc               COM     03839G105       421   15100SH              Sole               15100
Bank of America Corp        COM     060505104      3352   65694SH              Sole               65694
Barclays Bank               COM     06738E204       255    4475SH              Sole                4475
W R Berkley Corp            COM     084423102      2947   88985SH              Sole               88985
Berkshire Hathaway Cl B     COM     084670207      1896     521SH              Sole                 521
Camden Property Trust       COM     133131102       238    3380SH              Sole                3380
Chevron Corp                COM     166764100       375    5072SH              Sole                5072
Chubb Corporation           COM     171232101       356    6896SH              Sole                6896
Coach Inc                   COM     189754104      2037   40690SH              Sole               40690
Coca-Cola Co                COM     191216100       759   15810SH              Sole               15810
Colgate-Palmolive           COM     194162103       389    5825SH              Sole                5825
Comcast Corporation         COM     20030N101      1943   74892SH              Sole               74892
Community Health Systems    COM     203668108      1857   52680SH              Sole               52680
ConocoPhillips              COM     20825C104      2329   34073SH              Sole               34073
Coventry Health Care        COM     222862104      1438   25655SH              Sole               25655
Diamond Offshore Drilling   COM     25271C102      1857   22940SH              Sole               22940
Walt Disney Co              COM     254687106      3073   89265SH              Sole               89265
Dominion Resources          COM     25746U109       352    3960SH              Sole                3960
Duke Energy                 COM     26441C105       294   14492SH              Sole               14492
Emerson Corp                COM     291011104      2323   53915SH              Sole               53915
Ennis Inc                   COM     293389102       361   13486SH              Sole               13486
Exxon Mobil                 COM     30231G102      1331   17640SH              Sole               17640
Franklin Resources          COM     354613101      1786   14780SH              Sole               14780
Gallagher Group PLC         COM     363595109       214    2400SH              Sole                2400
General Electric            COM     369604103       520   14712SH              Sole               14712
Gilead Sciences             COM     375558103      2388   31160SH              Sole               31160
Goldcorp Inc                COM     380956409      1513   62970SH              Sole               62970
Goldman Sachs Group         COM     38141G104      2466   11935SH              Sole               11935
Google Inc Class A          COM     38259P508      1815    3962SH              Sole                3962
Hain Celestial Group Inc    COM     405217100      1971   65550SH              Sole               65550
Hewlett-Packard Inc         COM     428236103      2491   62060SH              Sole               62060
Honda Motor Co              COM     438128308      1945   55790SH              Sole               55790
ITT Corp                    COM     450911102      2984   49466SH              Sole               49466
Intuitive Surgical          COM     46120E602      3445   28340SH              Sole               28340
Johnson & Johnson           COM     478160104       954   15824SH              Sole               15824
Jupitermedia Corporation    COM     48207D101      1074  162228SH              Sole              162228
L-3 Communications Holdings COM     502424104      2083   23812SH              Sole               23812
Loews Corp                  COM     540424108      1821   40085SH              Sole               40085
Manor Care                  COM     564055101      1934   35570SH              Sole               35570
McDonalds Corp              COM     580135101       234    5200SH              Sole                5200
Merck & Co Inc              COM     589331107       239    5400SH              Sole                5400
Northern Trust Corp         COM     665859104      1832   30470SH              Sole               30470
John Nuveen                 COM     67090F106       322    6800SH              Sole                6800
Oracle Systems              COM     68389X105       300   16556SH              Sole               16556
Patriot Scientific Corp     COM     70336N107         6   10000SH              Sole               10000
PepsiCo Inc                 COM     713448108      3249   51114SH              Sole               51114
Procter & Gamble            COM     742718109      2447   38750SH              Sole               38750
Roper Industries            COM     776696106      1788   32585SH              Sole               32585
Tiffany & Co                COM     886547108      2208   48550SH              Sole               48550
US Bancorp                  COM     902973304      1954   55885SH              Sole               55885
Verizon Communications      COM     92343V104      2200   58020SH              Sole               58020
Wachovia Corp               COM     929903102       222    4037SH              Sole                4037
Waste Management            COM     94106L109       366   10627SH              Sole               10627
WellPoint Health Networks   COM     94973V107      1368   16863SH              Sole               16863
Wells Fargo                 COM     949746101       247    7168SH              Sole                7168
Wyeth                       COM     983024100       200    4000SH              Sole                4000
Zions Bancorp               COM     989701107      2555   30234SH              Sole               30234
Genco Shipping & Trading    COM     Y2685T107       458   14400SH              Sole               14400